Consolidated statement of cash flows - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit before tax		£ 1,164	£ 1,136
Adjustments for non-cash items:
Depreciation, amortisation and impairment		183	58
Net loss from investing activities		13	140
Share of profit in associates and joint ventures		(29)	(16)
Change in expected credit losses gross of recoveries and other credit impairment charges/ (releases)		76	(64)
Provisions including pensions		189	8
Share-based payment expense		41	31
Other non-cash items included in profit before tax		(80)	(112)
Elimination of exchange differences	[1]	(55)	2,697
Change in operating assets		(30,121)	(18,754)
Change in operating liabilities		13,634	19,534
Contributions paid to defined benefit plans		(10)	(9)
Tax paid		(274)	(796)
Net cash from operating activities		(15,269)	3,853
Cash flows from investing activities
Purchase of financial investments		(21,869)	(16,806)
Proceeds from the sale and maturity of financial investments		17,071	9,958
Net cash flows from the purchase and sale of property, plant and equipment and right-of-use assets		(8)	(5)
Net investment in intangible assets		(64)	(59)
Net cash outflow from investment in associates and from acquisition of businesses and subsidiaries	[2]	(21)	(953)
Net cash flow on disposal of subsidiaries, businesses, associates and joint ventures	[3]	0	(8,616)
Net cash from investing activities		(4,891)	(16,481)
Cash flows from financing activities
Issue of ordinary share capital and other equity instruments		187	1,132
Subordinated loan capital issued		419	2,226
Subordinated loan capital repaid		(1,216)	(786)
Dividends to the parent company		(167)	(182)
Dividend paid to non-controlling interests		(6)	(5)
Net cash from financing activities		(783)	2,385
Net decrease in cash and cash equivalents		(20,943)	(10,243)
Cash and cash equivalents at the beginning of the period		162,928	177,037
Exchange differences in respect of cash and cash equivalents		1,856	(2,784)
Cash and cash equivalents at the end of the period	[4]	£ 143,841	£ 164,010

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	Includes £941m of net cash outflow on acquisition of PBRS in February 2024.
[3]	Includes £8.6b of net cash outflow on sale of our retail banking operations in France in January 2024.
[4]	Includes £1.8b (1H24: £83m) of cash and cash equivalents classified as held for sale.